NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details - Notes payable) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total Debt	$ 150,000	$ 3,119,004
Current portion of debt	0	656,504
Long-term portion of debt	150,000	2,462,500
Dr Salkind [Member]
Debt Instrument [Line Items]
Total Debt	0	2,562,500
Small Business Administration [Member]
Debt Instrument [Line Items]
Total Debt	150,000	150,000
Subscription Agreements [Member]
Debt Instrument [Line Items]
Total Debt	0	250,000
Business Capital Providers [Member]
Debt Instrument [Line Items]
Total Debt	$ 0	$ 156,504